Label	Element	Value
Aptus Deferred Income ETF | Invesco QQQ Trust Series 1, Expiration: 11212025; Exercise Price: 250.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	67.80%
Aptus Deferred Income ETF | Invesco QQQ Trust Series 1, Expiration: 11212025; Exercise Price: 750.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.20%
Aptus Deferred Income ETF | U.S. Treasury Bill 11/12/2025, 4.28% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Aptus Deferred Income ETF | RCXTSOA7 TRS 05/14/2030 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Aptus Deferred Income ETF | iShares 7-10 Year Treasury Bond ETF, Expiration: 11212025; Exercise Price: 94.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Aptus Deferred Income ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Aptus Deferred Income ETF | iShares 7-10 Year Treasury Bond ETF, Expiration: 11212025 Exercise Price: 94.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Aptus Deferred Income ETF | Invesco QQQ Trust Series 1, Expiration: 11212025; Exercise Price: 250.00 Short [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.00%)
Aptus Deferred Income ETF | Invesco QQQ Trust Series 1, Expiration: 11212025; Exercise Price: 750.00 Short [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.00%)
Aptus Deferred Income ETF | iShares 7-10 Year Treasury Bond ETF, Expiration: 11212025; Exercise Price: 94.90 Short [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.00%)
Aptus Deferred Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%